Organization (Details 1) (GAAM Portfolio [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
GAAM Portfolio [Member]
Pro forma statement of operations
Pro forma total revenue	$ 372,752	$ 416,290
Pro forma total expenses	369,288	365,933
Pro forma net (loss) income	$ (1,924)	$ 40,777